High Yield Bond Portfolio
Schedule of Investments (unaudited)
As of September 30, 2021
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Corporate Bonds (94.1%)
Communications (18.3%)
[1,2]	Altice France SA	2.125%	2/15/25	585	657
[1]	Altice France SA	7.375%	5/1/26	1,810	1,878
[1]	Altice France SA	5.500%	1/15/28	1,700	1,716
[1]	Altice France SA	5.125%	7/15/29	815	800
[1]	Arches Buyer Inc.	4.250%	6/1/28	504	511
	Belo Corp.	7.750%	6/1/27	920	1,076
	Belo Corp.	7.250%	9/15/27	667	776
[1]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.500%	5/1/26	868	896
[1]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.000%	2/1/28	320	334
[1]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	8/15/30	2,530	2,607
[1]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	2/1/31	2,055	2,090
	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	5/1/32	3,161	3,255
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/1/47	500	599
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.125%	7/1/49	600	704
[1]	CSC Holdings LLC	5.500%	4/15/27	2,610	2,694
[1]	CSC Holdings LLC	6.500%	2/1/29	1,025	1,110
[1]	CSC Holdings LLC	4.125%	12/1/30	4,305	4,220
[1]	CSC Holdings LLC	4.625%	12/1/30	400	379
[1]	CSC Holdings LLC	3.375%	2/15/31	1,935	1,799
[1]	CSC Holdings LLC	4.500%	11/15/31	3,900	3,854
[1]	CSC Holdings LLC	5.000%	11/15/31	840	806
	DISH DBS Corp.	5.875%	7/15/22	2,176	2,242
	DISH DBS Corp.	5.000%	3/15/23	1,384	1,435
	DISH DBS Corp.	5.875%	11/15/24	2,405	2,585
	DISH DBS Corp.	7.750%	7/1/26	3,685	4,164
	DISH DBS Corp.	7.375%	7/1/28	4,005	4,247
	Embarq Corp.	7.995%	6/1/36	865	928
[1]	Frontier Communications Holdings LLC	5.875%	10/15/27	810	861
[1]	Frontier Communications Holdings LLC	5.000%	5/1/28	4,105	4,310
[1]	Frontier Communications Holdings LLC	6.750%	5/1/29	1,975	2,081
	Frontier Communications Holdings LLC	5.875%	11/1/29	2,780	2,824
[1]	Go Daddy Operating Co. LLC / GD Finance Co. Inc.	3.500%	3/1/29	3,375	3,349
[1]	Gray Television Inc.	5.875%	7/15/26	2,280	2,355
	Lamar Media Corp.	3.750%	2/15/28	1,770	1,822
	Lamar Media Corp.	4.000%	2/15/30	1,920	1,976
	Lamar Media Corp.	3.625%	1/15/31	1,311	1,311
[1,2]	Lorca Telecom Bondco SA	4.000%	9/18/27	760	886
	Lumen Technologies Inc.	6.750%	12/1/23	755	829
	Lumen Technologies Inc.	7.500%	4/1/24	557	617
[1]	Netflix Inc.	3.625%	6/15/25	335	356

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Outfront Media Capital LLC / Outfront Media Capital Corp.	5.000%	8/15/27	439	450
[1]	Outfront Media Capital LLC / Outfront Media Capital Corp.	4.625%	3/15/30	2,132	2,138
	Quebecor Media Inc.	5.750%	1/15/23	2,810	2,973
[1]	Scripps Escrow II Inc.	3.875%	1/15/29	1,835	1,841
[1]	Sirius XM Radio Inc.	3.125%	9/1/26	355	360
[1]	Sirius XM Radio Inc.	4.000%	7/15/28	1,090	1,109
[1]	Sirius XM Radio Inc.	4.125%	7/1/30	1,590	1,598
[1]	Sirius XM Radio Inc.	3.875%	9/1/31	1,375	1,344
	Sprint Capital Corp.	6.875%	11/15/28	915	1,169
	Sprint Capital Corp.	8.750%	3/15/32	720	1,076
	Sprint Corp.	7.875%	9/15/23	6,974	7,794
	Sprint Corp.	7.125%	6/15/24	2,101	2,392
	Sprint Corp.	7.625%	2/15/25	1,595	1,865
	Telecom Italia Capital SA	6.375%	11/15/33	381	443
	Telecom Italia Capital SA	6.000%	9/30/34	1,085	1,220
	Telecom Italia Capital SA	7.721%	6/4/38	1,280	1,641
[1]	Telecom Italia SpA	5.303%	5/30/24	445	479
[1]	Telenet Finance Luxembourg Notes Sarl	5.500%	3/1/28	4,000	4,212
	Time Warner Cable LLC	5.875%	11/15/40	60	76
	Time Warner Cable LLC	5.500%	9/1/41	1,223	1,502
	T-Mobile USA Inc.	5.375%	4/15/27	3,510	3,681
[1]	T-Mobile USA Inc.	3.375%	4/15/29	1,810	1,888
[1]	T-Mobile USA Inc.	3.500%	4/15/31	2,105	2,223
[1]	UPC Broadband Finco BV	4.875%	7/15/31	2,410	2,469
[1]	UPC Holding BV	5.500%	1/15/28	2,050	2,143
	ViacomCBS Inc.	5.875%	2/28/57	2,560	2,595
	ViacomCBS Inc.	6.250%	2/28/57	944	1,081
[1]	Videotron Ltd.	5.375%	6/15/24	260	284
[1]	Videotron Ltd.	5.125%	4/15/27	1,750	1,816
[1,3]	Videotron Ltd.	3.625%	6/15/28	2,565	2,028
[1]	Videotron Ltd.	3.625%	6/15/29	1,220	1,239
[1]	Virgin Media Secured Finance plc	4.500%	8/15/30	1,190	1,208
[1,4]	Virgin Media Vendor Financing Notes III DAC	4.875%	7/15/28	1,090	1,496
[1]	Virgin Media Vendor Financing Notes IV DAC	5.000%	7/15/28	1,075	1,109
[1]	Vmed O2 UK Financing I plc	4.250%	1/31/31	3,140	3,130
[1]	VTR Comunicaciones SpA	5.125%	1/15/28	497	527
[1]	VTR Finance NV	6.375%	7/15/28	255	275
[1,2]	WMG Acquisition Corp.	2.750%	7/15/28	520	621
[1]	WMG Acquisition Corp.	3.875%	7/15/30	1,515	1,584
[1]	WMG Acquisition Corp.	3.000%	2/15/31	2,085	2,037
[1]	Ziggo BV	5.500%	1/15/27	1,545	1,596
[1]	Ziggo BV	4.875%	1/15/30	2,299	2,369
					145,020
Consumer Discretionary (14.6%)
[1]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	1,185	1,194
[1]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	1,500	1,523
[1]	1011778 BC ULC / New Red Finance Inc.	3.500%	2/15/29	500	495
[1]	1011778 BC ULC / New Red Finance Inc.	4.000%	10/15/30	2,465	2,439
[1]	Adient Global Holdings Ltd.	4.875%	8/15/26	1,090	1,116
[1]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	2,226	2,272
[1]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	1,165	1,160
	Asbury Automotive Group Inc.	4.500%	3/1/28	745	767
	Asbury Automotive Group Inc.	4.750%	3/1/30	489	511
[1]	Ashton Woods USA LLC / Ashton Woods Finance Co.	4.625%	4/1/30	130	131
	Bath & Body Works Inc.	6.694%	1/15/27	300	350

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Bath & Body Works Inc.	6.625%	10/1/30	2,130	2,419
[1]	Beacon Roofing Supply Inc.	4.125%	5/15/29	490	488
[5,6]	Beacon Roofing Supply Inc. Bank Loan, 1M USD LIBOR + 2.500%	2.593%	5/19/28	801	796
	Boyd Gaming Corp.	4.750%	12/1/27	3,725	3,846
[1]	Builders Firstsource Inc.	4.250%	2/1/32	860	880
[1]	Caesars Entertainment Inc.	6.250%	7/1/25	1,810	1,907
[1]	Caesars Entertainment Inc.	8.125%	7/1/27	1,810	2,034
[1]	Caesars Entertainment Inc.	4.625%	10/15/29	1,085	1,100
[1]	Caesars Resort Collection LLC / CRC Finco Inc.	5.750%	7/1/25	610	643
[1]	Caesars Resort Collection LLC / CRC Finco Inc.	5.250%	10/15/25	1,398	1,418
[1]	Carnival Corp.	5.750%	3/1/27	381	394
[1]	Carnival Corp.	4.000%	8/1/28	2,725	2,754
	Cedar Fair LP	5.250%	7/15/29	1,645	1,689
	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp.	5.375%	6/1/24	535	540
	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op	5.375%	4/15/27	775	795
[1]	Cinemark USA Inc.	5.875%	3/15/26	255	258
[1]	Cinemark USA Inc.	5.250%	7/15/28	145	143
[1,2]	Cirsa Finance International Sarl	6.250%	12/20/23	1,460	1,715
[1,2]	Cirsa Finance International Sarl	4.500%	3/15/27	720	826
[1]	Clarios Global LP / Clarios U.S. Finance Co.	6.250%	5/15/26	322	338
[1]	Clarios Global LP / Clarios U.S. Finance Co.	8.500%	5/15/27	804	855
[5,6]	Clarios Global LP Bank Loan, 1M USD LIBOR + 3.250%	3.336%	4/30/26	917	912
	Ford Motor Credit Co. LLC	3.813%	10/12/21	580	581
	Ford Motor Credit Co. LLC	5.596%	1/7/22	220	223
	Ford Motor Credit Co. LLC	3.219%	1/9/22	410	412
	Ford Motor Credit Co. LLC	3.339%	3/28/22	200	201
	Ford Motor Credit Co. LLC	2.979%	8/3/22	250	253
	Ford Motor Credit Co. LLC	4.250%	9/20/22	420	430
	Ford Motor Credit Co. LLC	3.350%	11/1/22	1,175	1,196
	Ford Motor Credit Co. LLC	3.087%	1/9/23	900	913
	Ford Motor Credit Co. LLC	3.370%	11/17/23	395	404
	Ford Motor Credit Co. LLC	4.134%	8/4/25	380	402
	Ford Motor Credit Co. LLC	3.375%	11/13/25	470	484
	Ford Motor Credit Co. LLC	4.389%	1/8/26	200	214
	Ford Motor Credit Co. LLC	2.700%	8/10/26	2,290	2,294
[6]	Ford Motor Credit Co. LLC, 3M USD LIBOR + 1.080%	1.198%	8/3/22	575	574
[6]	Ford Motor Credit Co. LLC, 3M USD LIBOR + 1.235%	1.360%	2/15/23	255	254
[1]	Gap Inc.	3.625%	10/1/29	955	957
[1]	Gap Inc.	3.875%	10/1/31	955	955
[5,6]	Great Outdoors Group LLC Bank Loan, 1M USD LIBOR + 4.250%	5.000%	3/6/28	2,149	2,157
[1]	Group 1 Automotive Inc.	4.000%	8/15/28	125	127
[1]	Hanesbrands Inc.	4.625%	5/15/24	730	769
[1]	Hanesbrands Inc.	5.375%	5/15/25	615	644
[1]	Hanesbrands Inc.	4.875%	5/15/26	2,974	3,220
[5,6]	IRB Holding Corp. Bank Loan, 1M USD LIBOR + 3.250%	4.250%	12/15/27	2,779	2,783
[1]	Jacobs Entertainment Inc.	7.875%	2/1/24	600	619
[1]	JELD-WEN Inc.	4.625%	12/15/25	345	350
[1]	JELD-WEN Inc.	4.875%	12/15/27	515	537
[1]	KAR Auction Services Inc.	5.125%	6/1/25	2,069	2,092
	KB Home	7.500%	9/15/22	215	228
	KB Home	7.625%	5/15/23	1,300	1,390

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	KB Home	4.800%	11/15/29	405	441
	KB Home	4.000%	6/15/31	1,125	1,154
[1]	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC	4.750%	6/1/27	1,010	1,055
	Lennar Corp.	4.125%	1/15/22	685	686
	Lennar Corp.	4.500%	4/30/24	1,965	2,126
	Lennar Corp.	5.250%	6/1/26	130	149
[1]	Lithia Motors Inc.	4.625%	12/15/27	1,945	2,050
	Macy's Retail Holdings LLC	2.875%	2/15/23	106	108
	Macy's Retail Holdings LLC	3.625%	6/1/24	966	1,007
[1]	Macy's Retail Holdings LLC	5.875%	4/1/29	1,444	1,572
	Macy's Retail Holdings LLC	4.300%	2/15/43	685	597
[1]	Masonite International Corp.	3.500%	2/15/30	325	323
[1]	Mattel Inc.	3.375%	4/1/26	635	655
[1]	Mattel Inc.	5.875%	12/15/27	1,910	2,069
	MGM Resorts International	6.000%	3/15/23	680	719
	MGM Resorts International	5.750%	6/15/25	985	1,075
[1]	Michaels Cos. Inc.	5.250%	5/1/28	1,075	1,107
[1]	Michaels Cos. Inc.	7.875%	5/1/29	1,983	2,056
[1]	NMG Holding Co. Inc. / Neiman Marcus Group LLC	7.125%	4/1/26	460	489
[1]	Penn National Gaming Inc.	4.125%	7/1/29	1,500	1,482
[1]	Petsmart Inc.	4.750%	2/15/28	580	599
[1]	Petsmart Inc.	7.750%	2/15/29	250	273
	PulteGroup Inc.	5.500%	3/1/26	818	949
	PVH Corp.	4.625%	7/10/25	1,135	1,249
[1]	Royal Caribbean Cruises Ltd.	4.250%	7/1/26	295	289
[1]	Royal Caribbean Cruises Ltd.	5.500%	8/31/26	1,950	2,004
[1]	Scientific Games International Inc.	7.000%	5/15/28	1,975	2,133
	Service Corp. International	4.625%	12/15/27	505	531
	Service Corp. International	5.125%	6/1/29	2,105	2,289
	Service Corp. International	3.375%	8/15/30	650	650
	Service Corp. International	4.000%	5/15/31	1,560	1,614
[1]	Speedway Motorsports LLC / Speedway Funding II Inc.	4.875%	11/1/27	600	613
[5,6]	SRAM LLC Bank Loan, 1M USD LIBOR + 2.750%	3.250%	5/12/28	651	650
[1]	Taylor Morrison Communities Inc.	5.875%	6/15/27	750	855
[1]	Taylor Morrison Communities Inc.	5.125%	8/1/30	1,075	1,157
	Toll Brothers Finance Corp.	4.875%	11/15/25	295	332
	Toll Brothers Finance Corp.	4.875%	3/15/27	710	801
	Toll Brothers Finance Corp.	3.800%	11/1/29	1,161	1,247
	Under Armour Inc.	3.250%	6/15/26	2,310	2,391
[1]	William Carter Co.	5.500%	5/15/25	280	294
[1]	William Carter Co.	5.625%	3/15/27	404	419
[1]	Williams Scotsman International Inc.	4.625%	8/15/28	60	63
[1]	WW International Inc.	4.500%	4/15/29	1,945	1,902
[5,6,7]	WW International Inc. Bank Loan, 1M USD LIBOR + 3.500%	—%	4/13/28	325	324
[1]	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	5.500%	3/1/25	1,615	1,648
[1]	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	5.250%	5/15/27	660	667
[1]	Wynn Macau Ltd.	5.500%	1/15/26	250	242
[1]	Wynn Macau Ltd.	5.125%	12/15/29	415	393
[1]	Yum! Brands Inc.	7.750%	4/1/25	1,150	1,230
[1]	Yum! Brands Inc.	4.750%	1/15/30	910	987
	Yum! Brands Inc.	3.625%	3/15/31	1,550	1,563
					115,649

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Consumer Staples (4.2%)
	B&G Foods Inc.	5.250%	9/15/27	4,020	4,196
[1,4]	Bellis Acquisition Co. plc	3.250%	2/16/26	508	673
[1,2]	Darling Global Finance BV	3.625%	5/15/26	395	465
[1]	Darling Ingredients Inc.	5.250%	4/15/27	795	826
[1]	Energizer Holdings Inc.	4.750%	6/15/28	3,420	3,481
[1]	Energizer Holdings Inc.	4.375%	3/31/29	580	576
[5,6]	Froneri International Ltd. Bank Loan, 1M USD LIBOR + 2.250%	2.411%	1/29/27	894	882
	Kraft Heinz Foods Co.	4.250%	3/1/31	1,200	1,355
	Kraft Heinz Foods Co.	5.200%	7/15/45	3,010	3,797
[1]	Lamb Weston Holdings Inc.	4.875%	11/1/26	256	263
[1]	Performance Food Group Inc.	6.875%	5/1/25	200	212
[1]	Performance Food Group Inc.	5.500%	10/15/27	2,685	2,810
[1]	Performance Food Group Inc.	4.250%	8/1/29	1,490	1,493
[1]	Post Holdings Inc.	5.750%	3/1/27	970	1,008
[1]	Post Holdings Inc.	5.625%	1/15/28	2,170	2,280
[1]	Post Holdings Inc.	4.625%	4/15/30	3,364	3,391
[1]	Post Holdings Inc.	4.500%	9/15/31	2,485	2,464
[5,6]	Revlon Consumer Products Corp. Bank Loan, 1M USD LIBOR + 3.500%	4.250%	9/7/23	752	421
	TreeHouse Foods Inc.	4.000%	9/1/28	2,070	2,025
[1]	United Natural Foods Inc.	6.750%	10/15/28	695	752
					33,370
Energy (8.4%)
	Apache Corp.	4.875%	11/15/27	1,560	1,701
	Apache Corp.	4.375%	10/15/28	105	113
	Apache Corp.	4.250%	1/15/30	145	156
	Apache Corp.	5.100%	9/1/40	1,065	1,193
	Apache Corp.	5.250%	2/1/42	471	525
	Apache Corp.	5.350%	7/1/49	1,372	1,524
[1]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.625%	12/15/25	435	470
[1]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	6.625%	7/15/26	775	808
[1]	Buckeye Partners LP	4.125%	3/1/25	1,285	1,331
[1]	Buckeye Partners LP	4.500%	3/1/28	1,954	1,987
	Cheniere Energy Partners LP	4.500%	10/1/29	1,076	1,145
	Continental Resources Inc.	4.375%	1/15/28	1,553	1,718
[1]	Continental Resources Inc.	5.750%	1/15/31	960	1,160
	Continental Resources Inc.	4.900%	6/1/44	2,355	2,639
	DCP Midstream Operating LP	4.950%	4/1/22	1,436	1,447
	DCP Midstream Operating LP	3.875%	3/15/23	801	819
[1]	DT Midstream Inc.	4.125%	6/15/29	665	677
[1]	DT Midstream Inc.	4.375%	6/15/31	785	813
	EnLink Midstream Partners LP	5.050%	4/1/45	906	829
	EQM Midstream Partners LP	4.750%	7/15/23	379	396
	EQM Midstream Partners LP	4.000%	8/1/24	420	436
[1]	EQM Midstream Partners LP	6.000%	7/1/25	1,580	1,734
[1]	EQM Midstream Partners LP	6.500%	7/1/27	1,710	1,924
	EQM Midstream Partners LP	5.500%	7/15/28	466	513
[1]	EQM Midstream Partners LP	4.500%	1/15/29	990	1,028
[1]	EQM Midstream Partners LP	4.750%	1/15/31	990	1,030
	EQT Corp.	3.000%	10/1/22	385	392
	EQT Corp.	6.625%	2/1/25	145	166
	EQT Corp.	7.500%	2/1/30	699	900
[1]	EQT Corp.	3.625%	5/15/31	640	667

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,6]	NorthRiver Midstream Finance LP Bank Loan, 3M USD LIBOR + 3.250%	3.552%	1/10/21	723	720
	Occidental Petroleum Corp.	3.400%	4/15/26	365	375
	Occidental Petroleum Corp.	3.200%	8/15/26	100	102
	Occidental Petroleum Corp.	6.375%	9/1/28	240	281
	Occidental Petroleum Corp.	3.500%	8/15/29	1,308	1,330
	Occidental Petroleum Corp.	6.125%	1/1/31	676	810
	Occidental Petroleum Corp.	4.400%	4/15/46	150	149
	Occidental Petroleum Corp.	4.100%	2/15/47	290	277
	Occidental Petroleum Corp.	4.200%	3/15/48	125	120
	Occidental Petroleum Corp.	4.400%	8/15/49	110	108
	Ovintiv Inc.	7.200%	11/1/31	140	187
	Ovintiv Inc.	7.375%	11/1/31	1,344	1,820
	Ovintiv Inc.	6.500%	8/15/34	797	1,076
	Ovintiv Inc.	6.500%	2/1/38	715	981
[1]	Range Resources Corp.	8.250%	1/15/29	675	759
[1]	Rockcliff Energy II LLC	5.500%	10/15/29	55	56
[1]	Rockies Express Pipeline LLC	4.950%	7/15/29	207	215
[1]	Rockies Express Pipeline LLC	4.800%	5/15/30	166	173
[1]	Rockies Express Pipeline LLC	7.500%	7/15/38	1,134	1,285
[1]	Rockies Express Pipeline LLC	6.875%	4/15/40	420	466
[1]	Southwestern Energy Co.	5.375%	2/1/29	382	409
	Southwestern Energy Co.	5.375%	3/15/30	615	664
	Sunoco LP / Sunoco Finance Corp.	5.500%	2/15/26	1,589	1,622
	Sunoco LP / Sunoco Finance Corp.	6.000%	4/15/27	2,265	2,361
	Sunoco LP / Sunoco Finance Corp.	5.875%	3/15/28	725	766
	Sunoco LP / Sunoco Finance Corp.	4.500%	5/15/29	805	817
[1]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	5.500%	1/15/28	1,845	1,889
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.375%	2/1/27	160	166
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.875%	1/15/29	1,200	1,346
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.875%	2/1/31	1,640	1,769
[1,8]	Transocean Guardian Ltd.	5.875%	1/15/24	1,184	1,179
[1,8]	Transocean Phoenix 2 Ltd.	7.750%	10/15/24	561	575
[1,8]	Transocean Pontus Ltd.	6.125%	8/1/25	962	963
[1,8]	Transocean Proteus Ltd.	6.250%	12/1/24	657	657
[1]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	1,295	1,335
[1]	Venture Global Calcasieu Pass LLC	4.125%	8/15/31	1,635	1,709
	Western Midstream Operating LP	4.350%	2/1/25	105	111
	Western Midstream Operating LP	3.950%	6/1/25	430	454
	Western Midstream Operating LP	4.650%	7/1/26	1,150	1,244
	Western Midstream Operating LP	4.500%	3/1/28	100	108
	Western Midstream Operating LP	4.750%	8/15/28	215	235
	Western Midstream Operating LP	5.450%	4/1/44	595	684
	Western Midstream Operating LP	5.300%	3/1/48	1,492	1,720
	Western Midstream Operating LP	6.500%	2/1/50	1,804	2,122
					66,436
Financials (9.1%)
[1]	Acrisure LLC / Acrisure Finance Inc.	4.250%	2/15/29	3,375	3,337
[1]	AerCap Global Aviation Trust	6.500%	6/15/45	3,950	4,277
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.500%	9/15/23	1,045	1,114
	Aircastle Ltd.	5.000%	4/1/23	465	494
	Aircastle Ltd.	4.125%	5/1/24	2,110	2,244
[1]	AmWINS Group Inc.	4.875%	6/30/29	240	243

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,6]	Asurion LLC Bank Loan, 1M USD LIBOR + 3.000%	3.161%	11/3/24	3,009	2,975
[5,6,9]	Asurion LLC Bank Loan, 1M USD LIBOR + 3.250%	3.334%	7/31/27	1,278	1,259
[1]	Avolon Holdings Funding Ltd.	5.250%	5/15/24	1,630	1,779
	BNP Paribas SA	6.750%	12/29/49	2,205	2,248
[1]	Compass Group Diversified Holdings LLC	5.250%	4/15/29	470	492
	Credit Suisse Group AG	6.250%	12/29/49	5,880	6,340
[1]	DAE Funding LLC	5.250%	11/15/21	705	705
[1]	Enact Holdings Inc.	6.500%	8/15/25	2,190	2,392
[1]	Fly Leasing Ltd.	7.000%	10/15/24	800	797
[1]	Freedom Mortgage Corp.	8.125%	11/15/24	296	300
[1]	Freedom Mortgage Corp.	8.250%	4/15/25	1,250	1,276
[1]	Freedom Mortgage Corp.	7.625%	5/1/26	88	90
[1]	goeasy Ltd.	4.375%	5/1/26	1,371	1,408
[1]	Home Point Capital Inc.	5.000%	2/1/26	742	674
	ING Groep NV	6.875%	12/29/49	2,805	2,881
[1]	Intesa Sanpaolo SpA	5.017%	6/26/24	900	973
[1]	Intesa Sanpaolo SpA	5.710%	1/15/26	3,880	4,356
[1]	LD Holdings Group LLC	6.500%	11/1/25	430	429
[1]	LD Holdings Group LLC	6.125%	4/1/28	225	212
[5,6,7]	Medline Industries Inc. Bank Loan	—%	9/20/28	3,510	3,493
	MGIC Investment Corp.	5.750%	8/15/23	685	734
	MGIC Investment Corp.	5.250%	8/15/28	885	944
[1]	Nationstar Mortgage Holdings Inc.	5.125%	12/15/30	3,518	3,529
	Navient Corp.	6.500%	6/15/22	1,765	1,823
	Navient Corp.	5.500%	1/25/23	1,985	2,075
	Navient Corp.	7.250%	9/25/23	310	338
	Navient Corp.	6.750%	6/15/26	40	44
	Navient Corp.	4.875%	3/15/28	106	107
	OneMain Finance Corp.	8.250%	10/1/23	380	425
	OneMain Finance Corp.	6.125%	3/15/24	755	806
	OneMain Finance Corp.	7.125%	3/15/26	2,536	2,933
	OneMain Finance Corp.	3.500%	1/15/27	545	545
	OneMain Finance Corp.	3.875%	9/15/28	1,350	1,340
	OneMain Finance Corp.	4.000%	9/15/30	1,500	1,492
[1]	Park Aerospace Holdings Ltd.	5.500%	2/15/24	600	655
[1]	PennyMac Financial Services Inc.	5.375%	10/15/25	1,745	1,795
[1]	PennyMac Financial Services Inc.	4.250%	2/15/29	2,700	2,571
	Radian Group Inc.	4.500%	10/1/24	2,485	2,654
	Radian Group Inc.	6.625%	3/15/25	300	335
	Radian Group Inc.	4.875%	3/15/27	300	327
					72,260
Health Care (10.4%)
[1]	180 Medical Inc.	3.875%	10/15/29	200	200
[1]	Acadia Healthcare Co. Inc.	5.500%	7/1/28	480	505
[1]	Acadia Healthcare Co. Inc.	5.000%	4/15/29	350	365
[1,2]	Avantor Funding Inc.	2.625%	11/1/25	2,316	2,742
[1]	Avantor Funding Inc.	4.625%	7/15/28	3,035	3,197
[1]	Bausch Health Americas Inc.	9.250%	4/1/26	520	555
[1]	Bausch Health Americas Inc.	8.500%	1/31/27	1,150	1,227
[1]	Bausch Health Cos. Inc.	6.125%	4/15/25	4,084	4,171
[1]	Bausch Health Cos. Inc.	5.500%	11/1/25	2,140	2,175
[1]	Bausch Health Cos. Inc.	9.000%	12/15/25	815	863
[1]	Bausch Health Cos. Inc.	7.000%	1/15/28	540	553
[1]	Bausch Health Cos. Inc.	5.000%	1/30/28	1,295	1,228
[1]	Bausch Health Cos. Inc.	4.875%	6/1/28	925	959
[1]	Bausch Health Cos. Inc.	7.250%	5/30/29	60	61

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Bausch Health Cos. Inc.	5.250%	1/30/30	2,120	1,976
[1,2]	CAB SELAS	3.375%	2/1/28	621	725
[2]	CAB SELAS	3.375%	2/1/28	650	759
[1]	Catalent Pharma Solutions Inc.	5.000%	7/15/27	630	655
[1,2]	Catalent Pharma Solutions Inc.	2.375%	3/1/28	1,310	1,535
[2]	Catalent Pharma Solutions Inc.	2.375%	3/1/28	750	879
[1]	Catalent Pharma Solutions Inc.	3.125%	2/15/29	185	181
[1]	Catalent Pharma Solutions Inc.	3.500%	4/1/30	325	325
	Centene Corp.	4.250%	12/15/27	2,080	2,177
	Centene Corp.	4.625%	12/15/29	735	801
	Centene Corp.	3.375%	2/15/30	810	838
	Centene Corp.	3.000%	10/15/30	590	605
	Centene Corp.	2.625%	8/1/31	775	770
[1]	Charles River Laboratories International Inc.	4.250%	5/1/28	1,550	1,611
[1]	Charles River Laboratories International Inc.	3.750%	3/15/29	640	656
[1]	Charles River Laboratories International Inc.	4.000%	3/15/31	570	597
[1]	CHS/Community Health Systems Inc.	6.625%	2/15/25	975	1,021
[1]	CHS/Community Health Systems Inc.	5.625%	3/15/27	1,315	1,378
[1]	CHS/Community Health Systems Inc.	6.000%	1/15/29	770	816
[1]	CHS/Community Health Systems Inc.	4.750%	2/15/31	835	840
[1]	Grifols Escrow Issuer SA	4.750%	10/15/28	290	297
[1,2]	Grifols SA	1.625%	2/15/25	810	939
[1,2]	Grifols SA	2.250%	11/15/27	1,325	1,539
	HCA Inc.	7.690%	6/15/25	130	157
	HCA Inc.	5.875%	2/15/26	2,895	3,332
	HCA Inc.	5.625%	9/1/28	390	464
	HCA Inc.	5.875%	2/1/29	450	541
	HCA Inc.	3.500%	9/1/30	5,575	5,906
[1]	Hill-Rom Holdings Inc.	4.375%	9/15/27	310	324
[1]	Hologic Inc.	3.250%	2/15/29	1,665	1,665
[5,6]	ICON Luxembourg Sarl Bank Loan, 1M USD LIBOR + 2.500%	3.000%	7/3/28	607	609
[5,6]	ICON Luxembourg Sarl Bank Loan, 1M USD LIBOR + 2.500%	3.000%	7/3/28	151	152
[1]	IQVIA Inc.	5.000%	5/15/27	4,093	4,253
[1,2]	IQVIA Inc.	2.250%	1/15/28	1,200	1,398
[1,2]	IQVIA Inc.	2.875%	6/15/28	1,405	1,672
[1]	Jaguar Holding Co. II / Pharmaceutical Product Development LP	4.625%	6/15/25	395	412
[1]	Jaguar Holding Co. II / Pharmaceutical Product Development LP	5.000%	6/15/28	435	468
[1]	Jazz Securities DAC	4.375%	1/15/29	685	710
[1,9]	Mozart Debt Merger Sub Inc.	3.875%	4/1/29	5,695	5,695
[1,9]	Mozart Debt Merger Sub Inc.	5.250%	10/1/29	1,525	1,529
[1]	Organon & Co. / Organon Foreign Debt Co.-Issuer BV	4.125%	4/30/28	2,075	2,117
[1]	Organon & Co. / Organon Foreign Debt Co.-Issuer BV	5.125%	4/30/31	1,045	1,097
[1]	Par Pharmaceutical Inc.	7.500%	4/1/27	767	780
[1]	Teleflex Inc.	4.250%	6/1/28	1,991	2,068
	Tenet Healthcare Corp.	4.625%	7/15/24	115	117
[1]	Tenet Healthcare Corp.	4.625%	9/1/24	315	322
[1]	Tenet Healthcare Corp.	7.500%	4/1/25	305	324
[1]	Tenet Healthcare Corp.	4.875%	1/1/26	270	279
[1]	Tenet Healthcare Corp.	4.625%	6/15/28	870	903
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/26	2,890	2,768
	Teva Pharmaceutical Finance Netherlands III BV	6.750%	3/1/28	2,000	2,284
					83,067

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Industrials (6.3%)
[1]	APX Group Inc.	5.750%	7/15/29	415	410
[5,6]	APX Group Inc. Bank Loan, 1M USD LIBOR + 3.5%	4.000%	12/10/21	975	972
[1]	Aramark Services Inc.	5.000%	4/1/25	1,935	1,979
[1]	Aramark Services Inc.	5.000%	2/1/28	980	1,010
[1]	Ashtead Capital Inc.	4.375%	8/15/27	1,545	1,620
[1]	Brand Industrial Services Inc.	8.500%	7/15/25	3,262	3,273
[5,6]	Brown Group Holding LLC Bank Loan, 1M USD LIBOR + 2.750%	3.250%	6/7/28	2,999	2,995
[1]	BWX Technologies Inc.	4.125%	6/30/28	1,058	1,086
[1]	BWX Technologies Inc.	4.125%	4/15/29	1,440	1,474
[1]	Clean Harbors Inc.	4.875%	7/15/27	1,414	1,470
[1]	Clean Harbors Inc.	5.125%	7/15/29	768	837
[5,6]	Core & Main LP Bank Loan, 1M USD LIBOR + 2.500%	2.586%	7/27/28	261	259
[1]	First Student Bidco Inc. / First Transit Parent Inc.	4.000%	7/31/29	2,012	1,985
[1]	Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.	5.750%	1/20/26	500	524
[1]	Herc Holdings Inc.	5.500%	7/15/27	5,966	6,259
[1,2]	Loxam SAS	4.250%	4/15/24	190	222
[2]	Loxam SAS	2.875%	4/15/26	655	758
[2]	Loxam SAS	3.750%	7/15/26	750	889
[1]	Mueller Water Products Inc.	4.000%	6/15/29	175	181
[1,2]	Q-Park Holding I BV	1.500%	3/1/25	805	894
[1,2]	Q-Park Holding I BV	2.000%	3/1/27	1,025	1,133
[1]	Sensata Technologies BV	4.875%	10/15/23	300	320
[1]	Sensata Technologies BV	5.625%	11/1/24	575	636
[1]	Sensata Technologies BV	5.000%	10/1/25	1,625	1,797
[1]	Sensata Technologies Inc.	4.375%	2/15/30	400	430
[1]	Sensata Technologies Inc.	3.750%	2/15/31	1,642	1,653
[1]	Spirit AeroSystems Inc.	5.500%	1/15/25	750	793
[1]	Stericycle Inc.	3.875%	1/15/29	255	256
[1,2]	TK Elevator Midco GmbH	4.375%	7/15/27	275	333
[1]	TK Elevator U.S. Newco Inc.	5.250%	7/15/27	1,360	1,429
[1]	United Airlines Inc.	4.375%	4/15/26	260	267
[1]	United Airlines Inc.	4.625%	4/15/29	295	305
	United Rentals North America Inc.	5.500%	5/15/27	2,125	2,232
	United Rentals North America Inc.	4.875%	1/15/28	1,794	1,898
	United Rentals North America Inc.	5.250%	1/15/30	740	809
	United Rentals North America Inc.	4.000%	7/15/30	3,430	3,565
	United Rentals North America Inc.	3.875%	2/15/31	1,206	1,235
	United Rentals North America Inc.	3.750%	1/15/32	560	567
[1,2]	Verisure Holding AB	3.250%	2/15/27	688	801
[1,2]	Verisure Midholding AB	5.250%	2/15/29	221	263
					49,819
Materials (9.2%)
[1]	ARD Finance SA	6.500%	6/30/27	955	1,013
[1]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	3.250%	9/1/28	1,190	1,189
[1]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.125%	8/15/26	1,490	1,543
[1,4]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.750%	7/15/27	160	221
[1]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	8/15/27	700	714
[1]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	8/15/27	3,655	3,723
	Ball Corp.	4.875%	3/15/26	1,100	1,213

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Ball Corp.	1.500%	3/15/27	920	1,090
[1]	Berry Global Inc.	4.500%	2/15/26	983	1,001
[1]	Berry Global Inc.	4.875%	7/15/26	2,120	2,225
[1]	Berry Global Inc.	5.625%	7/15/27	215	227
	Cemex SAB de CV	7.375%	6/5/27	565	626
	Cemex SAB de CV	5.450%	11/19/29	590	639
[1]	Cemex SAB de CV	3.875%	7/11/31	1,285	1,288
	CF Industries Inc.	5.375%	3/15/44	596	757
[1]	Chemours Co.	4.625%	11/15/29	1,575	1,538
	Commercial Metals Co.	5.375%	7/15/27	595	625
	Commercial Metals Co.	3.875%	2/15/31	145	146
[1]	Constellium SE	5.875%	2/15/26	1,025	1,042
[1]	Constellium SE	5.625%	6/15/28	500	525
[1]	Constellium SE	3.750%	4/15/29	1,105	1,078
	Crown Americas LLC / Crown Americas Capital Corp. IV	4.500%	1/15/23	300	315
	Crown Americas LLC / Crown Americas Capital Corp. VI	4.750%	2/1/26	2,715	2,801
[1,2]	Crown European Holdings SA	2.875%	2/1/26	1,555	1,916
[1]	Diamond BC BV	4.625%	10/1/29	360	365
[1]	Flex Acquisition Co. Inc.	6.875%	1/15/25	4,000	4,048
[1]	Flex Acquisition Co. Inc.	7.875%	7/15/26	845	887
	Graphic Packaging International LLC	4.125%	8/15/24	1,045	1,115
[1]	Graphic Packaging International LLC	4.750%	7/15/27	205	222
[1]	Graphic Packaging International LLC	3.500%	3/15/28	2,765	2,814
[1]	Graphic Packaging International LLC	3.500%	3/1/29	540	537
[1]	Novelis Corp.	3.250%	11/15/26	635	644
[1]	Novelis Corp.	4.750%	1/30/30	1,889	1,987
[1]	Novelis Corp.	3.875%	8/15/31	655	650
[1]	OCI NV	5.250%	11/1/24	3,230	3,321
[1]	OCI NV	4.625%	10/15/25	655	688
[1]	OI European Group BV	4.000%	3/15/23	675	691
	Olin Corp.	5.125%	9/15/27	1,775	1,843
	Olin Corp.	5.625%	8/1/29	730	798
	Olin Corp.	5.000%	2/1/30	1,097	1,163
[1]	Owens-Brockway Glass Container Inc.	5.875%	8/15/23	2,140	2,262
[1]	Owens-Brockway Glass Container Inc.	5.375%	1/15/25	640	685
[1]	Owens-Brockway Glass Container Inc.	6.375%	8/15/25	1,245	1,379
[1]	Owens-Brockway Glass Container Inc.	6.625%	5/13/27	1,180	1,268
[1]	Sealed Air Corp.	4.000%	12/1/27	424	452
	Silgan Holdings Inc.	4.750%	3/15/25	84	85
	Silgan Holdings Inc.	4.125%	2/1/28	2,545	2,614
[2]	Silgan Holdings Inc.	2.250%	6/1/28	1,320	1,538
[1]	Standard Industries Inc.	5.000%	2/15/27	700	723
[1]	Standard Industries Inc.	4.750%	1/15/28	1,025	1,068
[1]	Standard Industries Inc.	4.375%	7/15/30	2,805	2,861
[1]	Standard Industries Inc.	3.375%	1/15/31	3,015	2,869
[5,6]	Starfruit Finco B.V. Bank Loan, 1M USD LIBOR + 2.750%	3.164%	10/1/25	527	523
[2]	Trivium Packaging Finance BV	3.750%	8/15/26	1,000	1,183
[1,2]	Trivium Packaging Finance BV	3.750%	8/15/26	180	213
[1]	Trivium Packaging Finance BV	5.500%	8/15/26	745	781
[1]	Tronox Inc.	4.625%	3/15/29	2,030	2,022
[1]	Valvoline Inc.	3.625%	6/15/31	1,040	1,032
					72,786
Real Estate (1.0%)
[1]	Iron Mountain Inc.	4.875%	9/15/27	595	616
[1]	Iron Mountain Inc.	4.875%	9/15/29	782	819

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	5.625%	5/1/24	150	163
	Service Properties Trust	7.500%	9/15/25	128	144
	Service Properties Trust	5.250%	2/15/26	175	176
	Service Properties Trust	4.750%	10/1/26	893	887
	Service Properties Trust	4.950%	2/15/27	200	199
	Service Properties Trust	5.500%	12/15/27	860	916
	Service Properties Trust	3.950%	1/15/28	485	458
	Service Properties Trust	4.950%	10/1/29	76	74
	Service Properties Trust	4.375%	2/15/30	467	444
[1]	VICI Properties LP / VICI Note Co. Inc.	4.250%	12/1/26	1,635	1,708
[1]	VICI Properties LP / VICI Note Co. Inc.	3.750%	2/15/27	458	474
[1]	VICI Properties LP / VICI Note Co. Inc.	4.625%	12/1/29	820	888
					7,966
Technology (10.8%)
[1]	Black Knight InfoServ LLC	3.625%	9/1/28	2,147	2,161
[1]	Booz Allen Hamilton Inc.	3.875%	9/1/28	300	308
[1]	Booz Allen Hamilton Inc.	4.000%	7/1/29	370	379
	CDK Global Inc.	4.875%	6/1/27	785	822
[1]	CDK Global Inc.	5.250%	5/15/29	2,220	2,399
	CDW LLC / CDW Finance Corp.	5.500%	12/1/24	112	124
	CDW LLC / CDW Finance Corp.	4.125%	5/1/25	1,340	1,389
	CDW LLC / CDW Finance Corp.	4.250%	4/1/28	2,745	2,863
	CDW LLC / CDW Finance Corp.	3.250%	2/15/29	1,977	2,027
[1]	Dun & Bradstreet Corp.	6.875%	8/15/26	453	476
[5,6]	Dun & Bradstreet Corp. Bank Loan, 1M USD LIBOR + 3.250%	3.336%	2/6/26	3,310	3,304
[1]	Entegris Inc.	4.375%	4/15/28	1,905	1,996
[1]	Entegris Inc.	3.625%	5/1/29	575	587
[1]	Gartner Inc.	3.625%	6/15/29	430	434
[1]	Gartner Inc.	3.750%	10/1/30	1,510	1,555
[1]	Imola Merger Corp.	4.750%	5/15/29	7,050	7,297
	Microchip Technology Inc.	4.250%	9/1/25	1,025	1,071
[1]	MPH Acquisition Holdings LLC	5.500%	9/1/28	625	625
[1]	MSCI Inc.	4.000%	11/15/29	1,820	1,927
[1]	MSCI Inc.	3.625%	9/1/30	245	255
[1]	MSCI Inc.	3.250%	8/15/33	805	815
[1]	Nielsen Finance LLC / Nielsen Finance Co.	4.500%	7/15/29	2,050	2,005
[1]	Nielsen Finance LLC / Nielsen Finance Co.	4.750%	7/15/31	2,050	1,995
	Nokia of America Corp.	6.500%	1/15/28	1,355	1,484
	Nokia of America Corp.	6.450%	3/15/29	2,612	2,949
	Nokia OYJ	4.375%	6/12/27	725	797
	Nokia OYJ	6.625%	5/15/39	3,460	4,741
	NortonLifeLock Inc.	3.950%	6/15/22	345	349
[1]	NortonLifeLock Inc.	5.000%	4/15/25	4,250	4,319
[1]	Open Text Corp.	5.875%	6/1/26	2,180	2,256
[1]	Open Text Corp.	3.875%	2/15/28	3,103	3,170
[1]	Open Text Holdings Inc.	4.125%	2/15/30	3,080	3,181
[5,6,9]	Peraton Corp. Bank Loan, 1M USD LIBOR + 3.750%	4.500%	2/1/28	1,637	1,638
[1]	Presidio Holdings Inc.	4.875%	2/1/27	2,577	2,670
[1]	Presidio Holdings Inc.	8.250%	2/1/28	1,130	1,216
[1]	PTC Inc.	3.625%	2/15/25	335	341
[1]	PTC Inc.	4.000%	2/15/28	635	652
[1]	Qorvo Inc.	3.375%	4/1/31	1,570	1,655
[5,6]	SS&C European Holdings Sarl Bank Loan, 1M USD LIBOR + 1.750%	1.834%	4/16/25	446	442
[1]	SS&C Technologies Inc.	5.500%	9/30/27	4,075	4,310

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,6]	SS&C Technologies Inc. Bank Loan, 1M USD LIBOR + 1.750%	1.911%	4/16/25	590	583
[5,6]	SS&C Technologies Inc. Bank Loan, 1M USD LIBOR + 1.750%	1.911%	4/16/25	664	657
	Western Digital Corp.	4.750%	2/15/26	2,554	2,828
	Xerox Corp.	4.375%	3/15/23	698	722
	Xerox Corp.	4.800%	3/1/35	542	542
	Xerox Corp.	6.750%	12/15/39	1,995	2,218
[1]	Xerox Holdings Corp.	5.000%	8/15/25	155	163
[1]	Xerox Holdings Corp.	5.500%	8/15/28	4,685	4,842
					85,539
Utilities (1.8%)
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.625%	5/20/24	1,395	1,519
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.500%	5/20/25	620	685
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.875%	8/20/26	1,765	1,993
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.750%	5/20/27	1,385	1,565
[1]	Clearway Energy Operating LLC	4.750%	3/15/28	571	604
[1]	Clearway Energy Operating LLC	3.750%	2/15/31	2,370	2,390
[1]	Clearway Energy Operating LLC	3.750%	1/15/32	325	326
[1]	NextEra Energy Operating Partners LP	4.250%	7/15/24	983	1,041
[1]	NextEra Energy Operating Partners LP	4.250%	9/15/24	103	109
[1]	NextEra Energy Operating Partners LP	3.875%	10/15/26	3,035	3,231
[1]	NextEra Energy Operating Partners LP	4.500%	9/15/27	700	752
[1]	Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.000%	6/1/31	555	576
					14,791
Total Corporate Bonds (Cost $715,534)					746,703
				Shares
Common Stocks (0.0%)
Other (0.0%)
*,10	Homer City Holdings LLC (Cost $1,287)			62,633	—

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Temporary Cash Investments (5.8%)
Repurchase Agreement (5.8%)
Bank of America Securities LLC (Dated 9/30/2021, Repurchase Value $46,200,000, collateralized by U.S. Treasury Note/Bond 0.125%–2.000%, 11/30/22–2/15/24, with a value of $47,124,000) (Cost $46,200)	0.050%	10/1/21	46,200	46,200
Total Investments (99.9%) (Cost $763,021)				792,903
Other Assets and Liabilities—Net (0.1%)				802
Net Assets (100%)				793,705
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, the aggregate value was $444,586,000, representing 56.0% of net assets.
2	Face amount denominated in euro.
3	Face amount denominated in Canadian dollars.
4	Face amount denominated in British pounds.
5	Security is a senior, secured, high-yield floating-rate loan. These loans are debt obligations issued by public and private companies and are comparable to high-yield bonds from a ratings and leverage perspective. At September 30, 2021, the aggregate value of these securities was $29,506,000, representing 3.8% of net assets.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Represents an unsettled loan as of September 30, 2021. The coupon rate is not known until the settlement date.
8	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
9	Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of September 30, 2021.
10	Security value determined using significant unobservable inputs.
1M—1-month.
3M—3-month.
LIBOR—London Interbank Offered Rate.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Barclays Bank plc	10/29/21	EUR	3,540	USD	4,100	2	—
UBS AG	10/29/21	EUR	98	USD	115	—	(2)
BNP Paribas	10/29/21	EUR	98	USD	115	—	(1)
Barclays Bank plc	10/29/21	USD	2,025	CAD	2,565	—	—
Citibank, N.A.	10/29/21	USD	33,827	EUR	28,869	368	—
Barclays Bank plc	10/29/21	USD	2,247	GBP	1,641	37	—
						407	(3)
CAD—Canadian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The portfolio’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
E.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments and derivatives as of September 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Corporate Bonds	—	746,703	—	746,703
Common Stocks	—	—	—	—
Temporary Cash Investments	—	46,200	—	46,200
Total	—	792,903	—	792,903
Derivative Financial Instruments
Assets
Forward Currency Contracts	—	407	—	407
Liabilities
Forward Currency Contracts	—	3	—	3